RELATED PARTY TRANSACTIONS (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Assets
Investments		$ 1,565,059	[1]	$ 1,298,246	[2]
Assets held for sale and inventories		377,003		273,187
Other assets		2,479,037		2,750,883
Total assets		203,908,211		196,261,044
Liabilities
Deposits		131,959,215		124,624,011
Other liabilities		5,796,482		5,288,155
Total Liabilities		179,478,661		173,784,064
Income
Interest and other operating income		16,685,677		15,748,805		$ 11,269,644
Net income		2,754,173		2,954,947		2,608,898
Expenses
Interests and other operating expenses		6,232,986		6,053,100		4,037,941
Fees		1,082,714		966,271		797,513
Others		(249,023)		(259,792)		(252,626)
Stockholders with an interest equal or higher than 10% of the Bank's capital [Member]
Assets
Investments		0		0
Loans and advances to customers and financial entities, net		423,706		246,245
Assets held for sale and inventories		0
Other assets		0		0
Total assets		423,706		246,245
Liabilities
Deposits		363,335		145,266
Other liabilities		0		0
Total Liabilities		363,335		145,266
Income
Interest and other operating income		6,989		8,951		0
Dividends		0		0		0
Others		0		0		0
Net income		6,989		8,951		0
Expenses
Interests and other operating expenses		5,603		430		16
Fees		0		0		0
Others		0		0		0
Total expenses		5,603		430		16
Directors and senior management [Member]
Assets
Investments		0		0
Loans and advances to customers and financial entities, net		17,342		15,709
Assets held for sale and inventories		0
Other assets		2		389
Total assets		17,344		16,098
Liabilities
Deposits		4,363		3,750
Other liabilities		3		0
Total Liabilities		4,366		3,750
Income
Interest and other operating income		419		931		1,389
Dividends		0		0		0
Others		0		0		0
Net income		419		931		1,389
Expenses
Interests and other operating expenses		269		767		23
Fees		1,109		1,001		792
Others		53		0		0
Total expenses		1,431		1,768		815
Associates and joint ventures [Member]
Assets
Investments		1,855,511		1,688,543	[3]
Loans and advances to customers and financial entities, net		124,592		36,262	[3]
Assets held for sale and inventories	[4]	18,413
Other assets		127,022	[5]	64,078	[3]
Total assets		2,125,538		1,788,883	[3]
Liabilities
Deposits		163,932		230,176	[3]
Other liabilities		92		31,941	[3]
Total Liabilities		164,024		262,117	[3]
Income
Interest and other operating income		11,224		6,089	[3]	22,588
Dividends		48,403		49,627	[3]	45,736
Others		51,613		51,586	[3]	14
Net income		111,240		107,302	[3]	68,338
Expenses
Interests and other operating expenses		20,139		13,912	[3]	4,879
Fees		19		5	[3]	0
Others		29,431		37,370	[3]	1,006
Total expenses		$ 49,589		$ 51,287	[3]	$ 5,885

[1]	As of December 31, 2017, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.
[2]	As of December 31, 2016, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.
[3]	This ítem includes operations held between Bancolombia S.A. and Compañía de Financiamiento Tuya S.A. since November 1, 2016 when the Bank lost control of Tuya S.A. Furthermore, the item includes operations held between Bancolombia S.A. and Sociedad Servicios de Aceptación S.A.S. since June, 2016, when that company was set up.
[4]	Investment classified as held for sale. See Note 12. Assets held for sale and Inventories.
[5]	This ítem includes portfolio purchase operation held between Bancolombia S.A. and Titularizadora Colombiana.